Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2024
Right-of-use Assets	$2,431,475	$833,030

Lease payment liabilities-current	(929,755)	(483,658)
Lease payment liabilities- non-current	(1,473,950)	(295,962)
Total	$(2,403,705)	$(779,620)

For the years ended December 31, 2022, 2023 and 2024, the lease expense was as follows:

	For the years ended December 31,
	2022	2023	2024
Operating leases cost excluding short-term rental expense	$739,582	$698,455	$666,488
Short-term lease cost	51,274	22,504	3,780
Total	$790,856	$720,959	$670,268

Schedule of Future Minimum Payments Operating Leases

The following is a schedule of future minimum payments under our operating leases:

For the year ended December 31,	Operating Leases
2025	512,922
2026	302,952
Total lease payments	815,874
Less: imputed interest	(36,254)
Total	$779,620